Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 6,566	$ 312,173	$ 19,498
Accounts receivable - related party			3,478,900
Inventories	208,674	209,729	111,000
Prepaid expenses	482,390	11,784	125,327
Other receivable - related parties			116,180
Other receivable - others	440,223	891
Total Current Assets	1,137,853	534,577	3,850,905
Prepaid investment	460,000		700,000
Property and Equipment
Cost	409,078	128,917	95,678
Accumulated depreciation	(86,656)	(43,825)	(12,365)
Property and equipment	322,422	85,092	83,313
Construction in progress	3,250,000	3,660,000
Net Property and Equipment	409,078	128,917	95,678
Other Assets
Intangible asset, net	4,001,250	4,372,500	4,867,500
Goodwill	1,105,942	1,105,942
Deposits - related party	2,397	4,966
Deposits - others	124,100	801,405	397,912
Total Other Assets	5,233,689	6,284,813	5,265,412
Total Assets	10,403,964	10,564,482	9,899,630
Current Liabilities
Short-term bank loan	10,000
Accrued expenses	498,106	71,978	131,918
Income tax payable		3,141	884,800
Other payable - related parties	899,268	2,955,575	5,224,263
Other payable - others	2,286,068	1,668,128	138,937
Total Current Liabilities	3,693,442	4,698,822	6,379,918
Restricted stock deposit liability	453	3,342	8,292
Total Liabilities	3,693,895	4,702,164	6,388,210
Commitments and Contingency
Stockholders' Equity
Preferred stock, no par value, as of December 31, 2015 and 2016, 10,000,000 shares authorized, none issued and outstanding. Preferred stock, $0.001 par value, as of September 30, 2017, 50,000,000 shares authorized, none issued and outstanding
Common stock, no par value, as of December 31, 2015, 20,000,000 shares authorized, 7,575,340 issued and outstanding (excluding 1,658,333 unvested restricted shares). Authorized - 210,000,000 shares. Issued and outstanding - 98,720,060 (excluding 6,683,340 unvested restricted shares) as of December 31, 2016. Common stock, $0.001 par value Authorized - 450,000,000 shares. Issued and outstanding - 40,758,328 (excluding 337,683 unvested restricted shares) as of September 30, 2017	40,758	4,470,839	866,160
Additional paid in capital	10,860,030	80,000	20,000
Subscribed capital	544,913	1,862,643
Retained Earnings (Accumulated deficits)	(4,732,026)	(551,204)	2,625,260
Accumulated other comprehensive loss	(3,606)	(10)
Total Stockholders' Equity	6,710,069	5,862,318	3,511,420
Non-controlling interest in subsidiary		50
Total Equity	6,710,069	5,862,318	3,511,420
Total Liabilities and Equity	$ 10,403,964	$ 10,564,482	$ 9,899,630